Lease Liabilities - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Interest expense	$ 1,604	$ 1,851	$ 3,153	$ 3,639